Label	Element	Value
Document And Entity Information Elements	ck0001593547_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2014
Prospectus Date	rr_ProspectusDate	Dec. 24, 2014